Stock Incentive Plan - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2021	Aug. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 2,600		$ 274,548	$ 2,155	$ 276,020	$ 3,176
Adjustment to additional paid in capital issuance of common stock value incentive settlement		$ 1,500
Amended And Restated Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorized for grant								46,250,000
Share based compensation by share based payment arrangement number of shares available for grant								1,970,000
Base Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense								$ 6,500	$ 5,000	$ 3,600
Base Options | Amended And Restated Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement term of stock options								10 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense								$ 200	200	100
Restricted Stock Units | Settlement Of Two Thousand And Nineteen Incentives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustment to additional paid in capital issuance of common stock value incentive settlement							$ 5,000
Restricted Stock Units | Accounts Payable and Accrued Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non employee awards equity based compensation recognized									1,500	5,000
Upside Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense								$ 0	$ 0	$ 0
Upside Options | Amended And Restated Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement term of stock options								10 years